Leases (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of leases [Abstract]
Disclosure of maturity analysis of operating lease payments	The table below shows the timing of the undiscounted cash outflows for the lease liabilities included on the balance sheet.

		$ million
	2024	2023
Undiscounted lease liability cash flows due:
Within 1 year	3,237	3,038
1 to 2 years	2,418	2,177
2 to 3 years	1,798	1,386
3 to 4 years	1,394	1,139
4 to 5 years	1,099	947
5 to 10 years	3,039	3,045
Over 10 years	1,283	1,348
	14,268	13,080
Impact of discounting	(2,268)	(1,959)
Lease liabilities at 31 December	12,000	11,121
Of which – current	2,660	2,650
– non-current	9,340	8,471

Disclosure of quantitative information about right-of-use assets [text block]

		$ million
	2024	2023
Total cash outflow for amounts included in lease liabilities	3,283	2,904
Expense for variable payments not included in the lease liability[a]	45	27
Short-term lease expense[a]	499	657
Additions to right-of-use assets in the period	3,781	5,015
aThe cash outflows for amounts not included in lease liabilities approximate the income statement expenses disclosed above.